Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Wages and salaries	€ (48,994)	€ (42,924)	€ (29,098)
Total other employee benefits	(6,626)	(7,711)	(5,086)
Share-based compensation expense	(20,705)	(22,570)	(26,403)
Total	(76,325)	(73,205)	(60,587)
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	(37,770)	(33,694)	(21,993)
Other employee benefits	(4,802)	(5,662)	(3,550)
Share-based compensation expense	(11,972)	(12,925)	(15,564)
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	(11,224)	(9,230)	(7,105)
Other employee benefits	(1,824)	(2,049)	(1,536)
Share-based compensation expense	€ (8,733)	€ (9,645)	€ (10,839)